RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES	RELATED PARTIES
Related-party loan facilities
During the year ended December 31, 2025, the Company entered into loan facilities with entities controlled by members of the Board of Directors.

These facilities comprised advances of:

•£633,333 from FFIH Limited;
•£500,000 from HallCo Limited; and
•£633,333 from Hawk Investment Holdings Limited

The facilities from FFIH Limited and HallCo Limited are repayable on demand.

As of December 31, 2025, amounts outstanding under these facilities totaled £1,766,666 of principal, with accrued interest of £43,153.

FFIH Limited became a related party in December 2024 following the appointment of John Foley to the Board of Directors. HallCo Limited became a related party in March 2025 following the appointment of Paul Teasdale to the Board of Directors. Hawk Investment Holdings Limited became a related party in September 2025 upon becoming the beneficial owner of more than 5% of the Company’s Class A ordinary shares following conversion of previously issued convertible loan notes.
Further information regarding these borrowings is included in Note 7.

Convertible loan note participation

Certain related parties, including WeCap Plc, FFIH Limited, HallCo Limited and Andrew Fearon, participated in the Company’s unsecured convertible loan note arrangements described in Note 7. These instruments were converted into ordinary shares during the year ended December 31, 2025.

The below is a roll forward of the convertible notes payable, net - related party:

£
Balance at January 1, 2024	7,536,400
Proceeds received	425,000
Reclassification to related party (previous debt holder was appointed as a board member)	775,399
Interest expense accrued	858,137
Debt issuance cost amortization	63,600
Conversion of convertible notes payable	(7,750,000)
Change in fair value of convertible notes	15,460
Forgiveness of interest on conversion	(883,599)
Balance at December 31, 2024	1,040,397
Proceeds received	1,000,000
Reclassification to related party (previous debt holder was appointed as a board member)	764,932
Interest expense accrued	367,152
Forgiveness of interest on conversion	(3,805)
Change in fair value of convertible notes	2,558
Conversion of convertible notes payable	(3,157,021)
Carrying value of convertible notes extinguished upon conversion to equity	(14,213)
Balance at December 31, 2025	—

Hawk Investment Holdings Limited participated in these loan arrangements and became a principal shareholder of the Company following conversion of its notes during the year ended December 31, 2025. As Hawk Investment Holdings Limited was not a related party at the time the borrowings were entered into, these amounts have not been presented as related-party transactions in the tables above. The rollforward presented above includes £25,000 of principal relating to a convertible loan note that was classified and measured at fair value, with changes in fair value recognized in the consolidated statement of operations in accordance with the Company’s accounting policy described in Note 7.

Share-based compensation awarded to directors and executive officers

During the year ended December 31, 2025, the Company granted performance-based option awards to certain directors and executive officers, including John Garner (Founder), John Foley (Chairman) and Paul Teasdale (Non-Executive Director). These awards vest subject to the achievement of specified market-based valuation targets and service conditions.

The Company also maintains share option arrangements with directors and executive officers. Further information regarding these awards is included in Note 9 - Share-Based Compensation.

Consulting agreement

In August 2023, the Company issued 1,662,146 ordinary shares to Max Capital Limited, valued at £28,515,776, and recorded as share-based compensation within sales and marketing expense in the consolidated statements of operations. Additionally, the Company agreed to issue a further 22,725 ordinary shares under the agreement, representing additional share-based compensation expense of £390,298, which was recorded as a share-based compensation liability on the Company’s consolidated balance sheet as of December 31, 2024. The Company considered the guidance in ASC 718 in determining the accounting treatment and fair value of this grant (see Note 9). During the year ended December 31, 2025, the remaining 22,725 ordinary shares were issued and, accordingly, no share-based compensation liability remained outstanding as of December 31, 2025.